Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Summary of Changes in the Balances Non-controlling Interests
The following table presents the changes in the balances of
non-controlling
interests for the year ended December 31, 2022 and December 31, 2023 (in thousands):

	BitAccess	BT HoldCo	Total
Beginning balance January 1, 2022	$1,432	$—	$1,432
Stock compensation	1,230	—	1,230
Net (loss)	(432)	—	(432)

Ending balance December 31, 2022	$2,230	$—	$2,230

Distributions	—	(2,294)	(2,294)
Stock compensation	702	—	702
Foreign currency translation	—	17	17
Recapitalization	—	9,866	9,866
Net (loss) income	(225)	14,891	14,666

Ending balance December 31, 2023	$2,707	$22,480	$25,187